GENERAL AND ADMINISTRATIVE EXPENSE - Schedule of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
GENERAL AND ADMINISTRATIVE EXPENSE [abstract]
Salaries and wages	$ 5,454,028	$ 2,423,350	$ 4,649
Professional Fees and consulting	922,861	926,511	134,067
Accounting and legal	596,984	747,607	0
Travel and entertainment	430,301	880,828	135,526
Foreign exchange	(34,883)	484,550	0
License fees, taxes and insurance	1,009,642	422,331	0
Office Facilities and administrative	551,153	185,630	27,862
Shareholder Communications	7,237	48,731	20,754
Transfer agent and Filing Fees	91,645	38,158	17,717
Other	456,164	168,895	0
General and administration expenses	$ 9,485,132	$ 6,326,591	$ 340,575